Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc.

375 Park Avenue

New York, New York 10152

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) and Wells Fargo Securities, LLC, Wells Fargo Bank, National Association, Barclays Capital Inc., Barclays Bank PLC, Argentic Real Estate Finance LLC, Natixis Real Estate Capital LLC, Natixis Securities Americas LLC, Basis Investment Group and Citigroup Global Markets Inc. (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of Wells Fargo Commercial Mortgage Trust 2017-C39, Commercial Mortgage Pass-Through Certificates, Series 2017-C39.

The Company is responsible for the information provided to us, including the information set forth in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On July 31, 2017, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing (i) 17 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 17 mortgaged properties (the “WFB Loans”), (ii) 11 mortgage loans contributed by Barclays Bank PLC (“Barclays”) that are secured by 87 mortgaged properties (the “Barclays Loans”), (iii) 19 mortgage loans contributed by Argentic Real Estate Finance LLC (“AREF”) that are secured by 27 mortgaged properties (the “AREF Loans”), (iv) 8 mortgage loans contributed by Natixis Real Estate Capital LLC (“Natixis”) that are secured by 9 mortgaged properties (the “Natixis Loans”) and (v) 9 mortgage loans contributed by Basis Real Estate Capital II, LLC (“Basis”) that are secured by 9 mortgaged properties (the “Basis Loans”).

Together, the WFB Loans, Barclays Loans, AREF Loans, Natixis Loans and Basis Loans are collectively referred to herein as the “Mortgage Loans.”

From June 21, 2017 through July 31, 2017, representatives of each of the Mortgage Loan Sellers provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to their respective Mortgage Loans.

At your request, for each of the Mortgage Loans set forth on the Data File, we compared certain characteristics (except for the characteristics of the specified Mortgage Loans indicated in the footnotes on Appendix A or those identified as “Mortgage Loan Seller Provided”) set forth on the Data File (the “Characteristics” as listed in Appendix A) to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Characteristics associated with the Source Document for the related Mortgage Loan that was not provided to us by representatives of the respective Mortgage Loan Seller (the “Missing Source Document”), as set forth on the attached Appendix B.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Loans underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Mortgage Loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

July 31, 2017

Appendix A

Number	Characteristic on Data File	Source Document
1	Mortgage Loan Seller	None - Mortgage Loan Seller Provided
2	Multiple Property Indicator	Mortgage/Deed of Trust/Loan Agreement
3	Property Name	None - Mortgage Loan Seller Provided
4	Property Address	Appraisal Report/Engineering Report/Insurance Confirmation/Title Policy/USPS.com
5	Property City	Appraisal Report/Engineering Report/Insurance Confirmation
6	Property State	Appraisal Report/Engineering Report
7	Property Zip Code	Appraisal Report/Engineering Report/USPS.com
8	County	Appraisal Report/Engineering Report/USPS.com
9	Year Built	Appraisal Report/Engineering Report
10	Year Renovated	Appraisal Report/Engineering Report/Capital Expenditure Schedule
11	Property Type	Appraisal Report
12	Specific Property Type	Appraisal Report
13	No. of Units	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
14	Unit of Measure	Appraisal Report/Borrower Rent Roll/UW Rent Roll/Electronic Underwriting File
15	Occupancy %	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/ Electronic Underwriting File[1]
16	Occupancy % Source Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/ Electronic Underwriting File[1]
17	Acreage	Appraisal Report/Zoning Report
18	Borrower Name	Note/Mortgage/Loan Agreement
19	Note Date	Note/Mortgage/Loan Agreement
20	First Payment Date	Note/Mortgage/Loan Agreement
21	Maturity Date or Anticipated Repayment Date	Note/Mortgage/Loan Agreement
22	Payment Due Date	Note/Mortgage/Loan Agreement
23	Monthly Debt Service Amount	Calculation –see procedure below
24	Specific Payment Schedule (Y/N)	Note/Mortgage/Loan Agreement
25	Mortgage Rate	Note/Mortgage/Loan Agreement (including the Notice of Loan Conversion Election, if any)
26	Interest Accrual Basis	Note/Mortgage/Loan Agreement
27	Interest Accrual Basis During IO Period	Note/Mortgage/Loan Agreement
28	Original Balance	Note/Mortgage/Loan Agreement/Note Splitter/Draft Note[2]
29	Cut-Off Date Balance - Loan Level	Calculation –see procedure below
30	Cut-Off Date Balance - Property Level	Calculation –see procedure below

1 With respect to each Mortgage Loan identified on the Data File as having one tenant and where the related Mortgage Loan Seller did not provide us with the Borrower Rent Roll/UW Rent Roll/Lease Estoppel for the related mortgaged property or mortgaged properties, we were instructed by the related Mortgage Loan Seller to compare the Occupancy % Source Date to the Cut-Off Date and to assume that such tenant is solely occupying such mortgaged property as of the Occupancy % Source Date.

2 At the request of representatives of the respective Mortgage Loan Seller, for any Mortgage Loan with more than one mortgaged property where the Original Balances of the respective mortgaged properties were not stated on the related Note/Mortgage/Loan Agreement/Note Splitter/Draft Note, as applicable, we compared the Original Balance of each such mortgaged property to the Property Level Original Balance (as recalculated herein). With respect to the Mortgage Loans identified on the Data File as “Long Island Prime Portfolio – Uniondale,” “245 Park Avenue,” “Starwood Capital Group Hotel Portfolio” and “Del Amo Fashion Center” we were instructed by representatives of the related Mortgage Loan Sellers to compare the Original Balance to the Draft Note.

Appendix A

Number	Characteristic on Data File	Source Document
31	Cut-Off Date Balance Per Unit/SF	Calculation –see procedure below
32	Balloon Payment	Calculation –see procedure below
33	Prepayment Restriction Code	Note/Mortgage/Loan Agreement
34	Early Defeasance Loan (Y/N)	Note/Mortgage/Loan Agreement
35	Yield Maintenance Calculation Method	Note/Mortgage/Loan Agreement
36	Portion of Loan Prepaid with Different Prepayment Condition	Note/Mortgage/Loan Agreement
37	Amortization Term (Original)	Calculation –see procedure below
38	Amortization Term (Remaining)	Calculation –see procedure below
39	Loan Term (Original)	Calculation –see procedure below
40	Loan Term (Remaining)	Calculation –see procedure below
41	IO Period	Note/Mortgage/Loan Agreement
42	Seasoning	Calculation –see procedure below
43	Loan Amortization Type	Note/Mortgage/Loan Agreement
44	ARD Loan (Y/N)	Note/Mortgage/Loan Agreement
45	Mortgage Rate After ARD	Note/Mortgage/Loan Agreement
46	Hyper-Amortization Commencement Date	Note/Mortgage/Loan Agreement
47	ARD Loan Maturity Date	Note/Mortgage/Loan Agreement
48	Grace Period Default (days)	Note/Mortgage/Loan Agreement
49	Grace Period Late (days)	Note/Mortgage/Loan Agreement
50	USPAP Appraisal (Y/N)	Appraisal Report
51	As-Is Appraised Value	Appraisal Report
52	As-Is Appraisal Valuation Date	Appraisal Report
53	Stabilized Appraised Value	Appraisal Report
54	Stabilized Appraisal Valuation Date	Appraisal Report
55	Original LTV	Calculation –see procedure below
56	Cut-Off Date LTV Ratio	Calculation –see procedure below
57	LTV Ratio at Maturity or ARD	Calculation –see procedure below
58	UW NOI DSCR	Calculation –see procedure below
59	UW NCF DSCR	Calculation –see procedure below
60	Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below
61	Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
62	UW Occupancy %	Electronic Underwriting File
63	UW Revenues	Electronic Underwriting File
64	UW Expenses	Electronic Underwriting File
65	UW NOI	Electronic Underwriting File
66	UW Replacement	Electronic Underwriting File
67	UW TI/LC	Electronic Underwriting File
68	UW NCF	Electronic Underwriting File

Appendix A

Number	Characteristic on Data File	Source Document
69	UW Management Fee %	Electronic Underwriting File
70	UW FF&E	Electronic Underwriting File
71	UW FF&E Reserves %	Electronic Underwriting File
72	UW Hotel ADR	Electronic Underwriting File
73	UW Hotel RevPAR	Electronic Underwriting File
74	Most Recent Period Description	Electronic Underwriting File
75	Most Recent Revenues	Electronic Underwriting File
76	Most Recent Expenses	Electronic Underwriting File
77	Most Recent NOI	Electronic Underwriting File
78	Most Recent Reserves	Electronic Underwriting File
79	Most Recent NCF	Electronic Underwriting File
80	Most Recent Hotel ADR	Electronic Underwriting File
81	Most Recent Hotel RevPAR	Electronic Underwriting File
82	Second Most Recent Period Description	Electronic Underwriting File
83	Second Most Recent Revenues	Electronic Underwriting File
84	Second Most Recent Expenses	Electronic Underwriting File
85	Second Most Recent NOI	Electronic Underwriting File
86	Second Most Recent Reserves	Electronic Underwriting File
87	Second Most Recent NCF	Electronic Underwriting File
88	Second Most Recent Hotel ADR	Electronic Underwriting File
89	Second Most Recent Hotel RevPAR	Electronic Underwriting File
90	Third Most Recent Period Description	Electronic Underwriting File
91	Third Most Recent Revenues	Electronic Underwriting File
92	Third Most Recent Expenses	Electronic Underwriting File
93	Third Most Recent NOI	Electronic Underwriting File
94	Third Most Recent Reserves	Electronic Underwriting File
95	Third Most Recent NCF	Electronic Underwriting File
96	Third Most Recent Hotel ADR	Electronic Underwriting File
97	Third Most Recent Hotel RevPAR	Electronic Underwriting File
98	Assumption Frequency	Note/Mortgage/Loan Agreement
99	Assumption Fee	Note/Mortgage/Loan Agreement
100	Loan Cross Portfolio Name	Note/Mortgage/Loan Agreement
101	Portfolio Cross Release Conditions	Note/Mortgage/Loan Agreement
102	Free Release (Y/N)	Note/Mortgage/Loan Agreement
103	Free Release Description	Note/Mortgage/Loan Agreement
104	Value of Free Release Parcel included in Appraisal	Appraisal Report
105	Partial Release and/or Partial Defeasance	Note/Mortgage/Loan Agreement
106	Partial Release or Defeasance Description	Note/Mortgage/Loan Agreement
107	Substitution (Y/N)	Note/Mortgage/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
108	Substitution Description	Note/Mortgage/Loan Agreement
109	Lien Position	Title Policy
110	Title Vesting (Fee/Leasehold/Both)	Title Policy/Assignment of Mortgage
111	Ground Lease Subordinate (Y/N/Silent)	Ground Lease/Ground Lease Abstract
112	Ground Lease Initial Expiration Date	Ground Lease/Ground Lease Abstract
113	Annual Ground Rent Payment	Ground Lease/Ground Lease Abstract
114	Annual Ground Rent Increases	Ground Lease/Ground Lease Abstract
115	Extension Options Description	Ground Lease/Ground Lease Abstract
116	Ground Lease Expiration Date with Extension Options	Ground Lease/Ground Lease Abstract
117	Notice and Cure Rights (Y/N)	Ground Lease/Ground Lease Abstract
118	TIC (Y/N)	Tenants in Common Agreement/Loan Agreement
119	Max Number of TICs	Tenants in Common Agreement/Loan Agreement
120	Single Purpose Borrower (Y/N)	Note/Mortgage/Loan Agreement
121	Borrower Non-Consolidation Opinion (Y/N)	Attorney Opinion Letter
122	Borrower Independent Director (Y/N)	Note/Mortgage/Loan Agreement
123	DST (Y/N)	Note/Mortgage/Loan Agreement
124	IDOT (Y/N)	Mortgage
125	Type of Lockbox	Loan Agreement/Cash Management Agreement/ Lockbox Agreement
126	Lockbox Trigger Event	Loan Agreement/Cash Management Agreement/Lockbox Agreement
127	Property Manager	Management Agreement/Loan Agreement
128	Fraud Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
129	Environmental Carveout Indemnitor	Indemnification Agreement/Guaranty/Loan Agreement
130	Engineering Escrow/Deferred Maintenance	Note/Mortgage/Closing Statement/Loan Agreement
131	Engineering/Deferred Maintenance Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/ Letter of Credit
132	Engineering/Deferred Maintenance Escrow - LoC Counterparty	Letter of Credit
133	Environmental Escrow	Note/Mortgage/Closing Statement/Loan Agreement
134	Environmental Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/ Letter of Credit
135	Environmental Escrow - LoC Counterparty	Letter of Credit
136	Springing Environmental Escrow Description	Note/Mortgage/Loan Agreement
137	Tax Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout
138	Tax Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
139	Tax Escrow - Cash or LoC	Letter of Credit
140	Tax Escrow - LoC Counterparty	Closing Statement/Loan Agreement/Servicing Statement or Printout /Letter of Credit
141	Springing Tax Escrow Description	Note/Mortgage/Loan Agreement
142	Insurance Escrow (Initial)	Closing Statement/Loan Agreement/Servicing Statement or Printout

Appendix A

Number	Characteristic on Data File	Source Document
143	Insurance Escrow (Monthly)	Closing Statement/Servicing Statement or Printout
144	Insurance Escrow - Cash or LoC	Closing Statement/Loan Agreement/Servicing Statement or Printout /Letter of Credit
145	Insurance Escrow - LoC Counterparty	Letter of Credit
146	Springing Insurance Escrow Description	Note/Mortgage/Loan Agreement
147	Replacement Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
148	Replacement Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
149	Replacement Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
150	Replacement Reserve- Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
151	Replacement Reserve - LoC Counterparty	Letter of Credit
152	Springing Replacement Reserve Description	Note/Mortgage/Loan Agreement
153	TI/LC Reserve (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
154	TI/LC Reserve (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
155	TI/LC Reserve Cap	Note/Mortgage/Closing Statement/Loan Agreement
156	TI/LC Reserve- Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
157	TI/LC Reserve - LoC Counterparty	Letter of Credit
158	Springing TI/LC Reserve Description	Note/Mortgage/Loan Agreement
159	Debt Service Escrow (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
160	Debt Service Escrow (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
161	Debt Service Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
162	Debt Service Escrow - LoC Counterparty	Letter of Credit
163	Other Escrow I Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement
164	Other Escrow I (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
165	Other Escrow I (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
166	Other Escrow I Cap	Note/Mortgage/Closing Statement/Loan Agreement
167	Other Escrow I Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
168	Other Escrow I - LoC Counterparty	Letter of Credit
169	Springing Other Escrow I Reserve Description	Note/Mortgage/Loan Agreement
170	Other Escrow II Reserve Description	Note/Mortgage/Closing Statement/Loan Agreement
171	Other Escrow II (Initial)	Note/Mortgage/Closing Statement/Loan Agreement
172	Other Escrow II (Monthly)	Note/Mortgage/Closing Statement/Loan Agreement
173	Other Escrow II Cap	Note/Mortgage/Closing Statement/Loan Agreement
174	Other Escrow II Escrow - Cash or LoC	Note/Mortgage/Closing Statement/Loan Agreement/Letter of Credit
175	Other Escrow II - LoC Counterparty	Letter of Credit
176	Springing Other Escrow II Reserve Description	Note/Mortgage/Loan Agreement
177	Pari Passu Debt (Y/N)	Note/Mortgage/Loan Agreement
178	Total Pari Passu Cut-Off Date Balance	Calculation –see procedure below

Appendix A

Number	Characteristic on Data File	Source Document
179	Trust Component % of Pari Passu	Calculation –see procedure below
180	Existing Subordinate Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
181	Existing Subordinate Secured Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
182	Subordinate Secured Debt Description	Note/Mortgage/Loan Agreement
183	Subordinate Secured Debt Original Balance	Subordinate Note/Subordinate Loan Agreement/Note Splitter
184	Subordinate Secured Debt Cut-Off Date Balance	Subordinate Note/Subordinate Loan Agreement/Note Splitter
185	Whole Loan Cut-Off Date Balance	Calculation –see procedure below
186	Whole Loan Debt Service	Calculation –see procedure below
187	Whole Loan Cut-Off Date LTV Ratio	Calculation –see procedure below
188	Whole Loan UW NOI DSCR	Calculation –see procedure below
189	Whole Loan UW NCF DSCR	Calculation –see procedure below
190	Whole Loan Cut-Off Date UW NOI Debt Yield	Calculation –see procedure below
191	Whole Loan Cut-Off Date UW NCF Debt Yield	Calculation –see procedure below
192	Existing Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
193	Existing Mezzanine Debt In Trust (Y/N)	None - Mortgage Loan Seller Provided
194	Mezzanine Debt Original Balance	Subordinate Note/Subordinate Loan Agreement
195	Mezzanine Debt Cut-off Date Balance	Calculation –see procedure below
196	Existing Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
197	Unsecured Debt Original Balance	None – we observed no unsecured debt
198	Unsecured Debt Cut-off Date Balance	None – we observed no unsecured debt
199	Additional Debt - Debt Service	Calculation –see procedure below
200	Additional Debt - Loan Type	Subordinate Note/Subordinate Loan Agreement/Note Splitter
201	Additional Debt - Mortgage Rate	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
202	Additional Debt - Mortgage Rate Cap	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
203	Additional Debt - Mortgage Rate Floor	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
204	Additional Debt - Interest Accrual Basis	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
205	Additional Debt - Balloon Payment	Mezzanine Debt: Calculation –see procedure below Subordinate Secured Debt: Subordinate Note/Subordinate Loan Agreement/Note Splitter/Loan Agreement
206	Additional Debt - Amortization Term (Original)	Subordinate Note/Subordinate Loan Agreement
207	Additional Debt - Amortization Term (Remaining)	Calculation –see procedure below
208	Additional Debt - Loan Term (Original)	Calculation –see procedure below
209	Additional Debt - Loan Term (Remaining)	Calculation –see procedure below
210	Additional Debt - IO Period	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
211	Additional Debt - Seasoning	Calculation –see procedure below
212	Additional Debt - Loan Amortization Type	Subordinate Note/Subordinate Loan Agreement/Loan Agreement

Appendix A

Number	Characteristic on Data File	Source Document
213	Additional Debt - ARD Loan (Y/N)	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
214	Additional Debt - ARD Mortgage Rate After ARD	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
215	Additional Debt - Hyper-Amortization Commencement Date	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
216	Additional Debt - Maturity Date or Anticipated Repayment Date	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
217	Additional Debt - ARD Loan Maturity Date	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
218	Additional Debt - # Extension Options	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
219	Additional Debt - Fully Extended Maturity Date	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
220	Additional Debt - Holdback	Subordinate Note/Subordinate Loan Agreement/Loan Agreement
221	Future Secured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
222	Conditions for Future Secured Debt	Note/Mortgage/Loan Agreement
223	Lender Consent Required for Future Secured Debt (Y/N)	Note/Mortgage/Loan Agreement
224	Future Mezzanine Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
225	Conditions for Future Mezzanine Debt	Note/Mortgage/Loan Agreement
226	Lender Consent Required for Future Mezzanine Debt (Y/N)	Note/Mortgage/Loan Agreement
227	Future Unsecured Debt Permitted (Y/N)	Note/Mortgage/Loan Agreement
228	Conditions for Future Unsecured Debt	Note/Mortgage/Loan Agreement
229	Lender Consent Required for Future Unsecured Debt (Y/N)	Note/Mortgage/Loan Agreement
230	Engineering Report Date	Engineering Report
231	Environmental Report Date (Phase I)	Phase I Report
232	Environmental Report Date (Phase II)	Phase II Report
233	Environmental Insurance (Y/N)	Environmental Insurance Certificates/ Environmental Insurance Summaries
234	Seismic Report Date	Seismic Report
235	Seismic PML %	Seismic Report
236	Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Note/Mortgage/Loan Agreement/Insurance Certificates/Insurance Summaries
237	Zoning Compliance	Zoning Report/Appraisal Report
238	If Zoning Compliance = LNC or NC, O&L Insurance in Place? (Y/N/NA)	Insurance Certificates/Insurance Summaries
239	Terrorism Insurance (Y/N)	Insurance Certificates/Insurance Summaries
240	Terrorism Insurance Limit - Description	Insurance Certificates/Insurance Summaries
241	Master Lease (Y/N)	Master Lease/Loan Agreement
242	Owner Occupied (Y/N)	Borrower Rent Roll/UW Rent Roll
243	Top 5: Gym Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
244	Top 5: Movie Theater (Y/N)	Borrower Rent Roll/UW Rent Roll
245	50% NRA Roll-Term (Y/N)	Borrower Rent Roll/UW Rent Roll

Appendix A

Number	Characteristic on Data File	Source Document
246	25% NRA Roll-Year (Y/N)	Borrower Rent Roll/UW Rent Roll
247	Top 5: Dark Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
248	Top 5: Restaurant (Y/N)	Borrower Rent Roll/UW Rent Roll
249	Single-Tenant (Y/N)	Borrower Rent Roll/UW Rent Roll
250	Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
251	Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
252	Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
253	2nd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
254	2nd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
255	2nd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
256	3rd Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
257	3rd Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
258	3rd Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
259	4th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
260	4th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
261	4th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
262	5th Largest Tenant Name	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
263	5th Largest Tenant SqFt	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
264	5th Largest Tenant Exp. Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
265	Balloon Default Grace Period (days)	Note/Mortgage/Loan Agreement
266	Holdback	Note/Mortgage/Loan Agreement
267	Affiliated Sponsor (Y/N)	None - Mortgage Loan Seller Provided
268	Sponsor	None - Mortgage Loan Seller Provided
269	Principals (Individuals)	None - Mortgage Loan Seller Provided
270	Loan Purpose (Acquisition, Refinance)	None - Mortgage Loan Seller Provided
271	Loan Administrative Cost Rate	None - Mortgage Loan Seller Provided
272	Scheduled Interest Amount	Calculation –see procedure below
273	Scheduled Principal Amount	Calculation –see procedure below
274	Periodic Principal and Interest Payment Securitization Amount	Calculation –see procedure below
275	Total Scheduled Principal Interest Due Amount	Calculation –see procedure below
276	Prepayment Lockout End Date	Note/Mortgage/Loan Agreement
277	Yield Maintenance End Date	Note/Mortgage/Loan Agreement
278	Prepayment Premiums End Date	Note/Mortgage/Loan Agreement
279	Defeasance Option Start Date	Note/Mortgage/Loan Agreement
280	Defeased Status Code	None - Mortgage Loan Seller Provided
281	Valuation Source Securitization Code	Appraisal Report

Appendix A

Number	Characteristic on Data File	Source Document
282	Asset Type Number	None - Mortgage Loan Seller Provided
283	Group ID	None - Mortgage Loan Seller Provided
284	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
285	Reporting Period End Date	None - Mortgage Loan Seller Provided
286	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
287	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
288	Underwriting Indicator	None - Mortgage Loan Seller Provided
289	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
290	Loan Structure Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
291	Payment Type Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
292	Payment Frequency Code	Loan Agreement/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016
293	Interest Only Indicator	Loan Agreement
294	Balloon Indicator	Loan Agreement
295	Prepayment Premium Indicator	Loan Agreement
296	Negative Amortization Indicator	Loan Agreement
297	Modified Indicator	None - Mortgage Loan Seller Provided
298	Arm Index Code	None - Mortgage Loan Seller Provided
299	First Rate Adjustment Date	None - Mortgage Loan Seller Provided
300	First Payment Adjustment Date	None - Mortgage Loan Seller Provided
301	ARM Margin Number	None - Mortgage Loan Seller Provided
302	Lifetime Rate Cap Percentage	None - Mortgage Loan Seller Provided
303	Lifetime Rate Floor Percentage	None - Mortgage Loan Seller Provided
304	Periodic Rate Increase Limit Percentage	None - Mortgage Loan Seller Provided
305	Periodic Rate Decrease Limit Percentage	None - Mortgage Loan Seller Provided
306	Periodic Payment Adjustment Maximum Amount	None - Mortgage Loan Seller Provided
307	Periodic Payment Adjustment Maximum Percent	None - Mortgage Loan Seller Provided
308	Rate Reset Frequency Code	None - Mortgage Loan Seller Provided
309	Payment Reset Frequency Code	None - Mortgage Loan Seller Provided
310	Index Lookback Days Number	None - Mortgage Loan Seller Provided
311	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
312	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
313	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
314	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
315	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
316	Property Type Code	Appraisal/EDGAR ABS XML technical specification (Version 1.5) document dated December 2016

Appendix A

Number	Characteristic on Data File	Source Document
317	Net Rentable Square Feet Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
318	Net Rentable Square Feet Securitization Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
319	Units Beds Rooms Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
320	Units Beds Rooms Securitization Number	Appraisal Report/Borrower Rent Roll/UW Rent Roll/ Electronic Underwriting File
321	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
322	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
323	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
324	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
325	Property Status Code	None - Mortgage Loan Seller Provided
326	AL_Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
327	Lease Expiration Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
328	AL_Second Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
329	Lease Expiration Second Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
330	AL_Third Largest Tenant	Borrower Rent Roll/UW Rent Roll/Lease Estoppel
331	Lease Expiration Third Largest Tenant Date	Borrower Rent Roll/UW Rent Roll/Lease Estoppel/Extension Agreement
332	Financials Securitization Date	Electronic Underwriting File
333	Most Recent Financials Start Date	None - Mortgage Loan Seller Provided
334	Most Recent Financials End Date	None - Mortgage Loan Seller Provided
335	Most Recent Net Cash Flow Amount	None - Mortgage Loan Seller Provided
336	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
337	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
338	Most Recent Debt Service Amount	None - Mortgage Loan Seller Provided
339	Most Recent Debt Service Coverage Net Operating Income Percentage	None - Mortgage Loan Seller Provided
340	Most Recent Debt Service Coverage Net Cash Flow Percentage	None - Mortgage Loan Seller Provided
341	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
342	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
343	Asset Added Indicator	None - Mortgage Loan Seller Provided
344	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
345	Report Period Beginning Schedule Loan Balance Amount	Calculation –see procedure below
346	Report Period End Actual Balance Amount	Calculation –see procedure below
347	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
348	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
349	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
350	Hyper Amortizing Date	None - Mortgage Loan Seller Provided

Appendix A

Number	Characteristic on Data File	Source Document
351	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
352	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
353	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
354	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
355	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
356	Payment Status Loan Code	None - Mortgage Loan Seller Provided
357	Arm Index Rate Percentage	None - Mortgage Loan Seller Provided
358	Next Interest Rate Percentage	None - Mortgage Loan Seller Provided
359	Next Interest Rate Change Adjustment Date	None - Mortgage Loan Seller Provided
360	Next Payment Adjustment Date	None - Mortgage Loan Seller Provided
361	Primary Servicer Name	None - Mortgage Loan Seller Provided
362	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
363	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
364	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
365	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
366	Repurchase Amount	None - Mortgage Loan Seller Provided
367	Demand Resolution Date	None - Mortgage Loan Seller Provided
368	Repurchaser Name	None - Mortgage Loan Seller Provided
369	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
370	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
371	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
372	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
373	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
374	Workout Strategy Code	None - Mortgage Loan Seller Provided
375	Last Modification Date	None - Mortgage Loan Seller Provided
376	Modification Code	None - Mortgage Loan Seller Provided
377	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
378	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
379	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
380	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided

Appendix A

Calculation Procedures

With respect to Characteristic 23, (i) we recomputed the Monthly Debt Service Amount as one twelfth of the product of (1) Original Balance, (2) Mortgage Rate and (3) a fraction equal to 365/360 for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD,” as applicable and (ii) we compared the Monthly Debt Service Amount to the corresponding information set forth on the Note/Mortgage/Loan Agreement (including the Notice of Loan Conversion Election, if any) for those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” “Interest-only, Amortizing Balloon,” “Amortizing ARD” or “Interest-only, Amortizing ARD,” as applicable.

With respect to Characteristic 29, we recomputed the Cut-Off Date Balance - Loan Level, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Monthly Debt Service Amount and Original Balance and the Cut-off Date. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance – Loan Level differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 30, we recomputed the Cut-Off Date Balance - Property Level, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Property Level Monthly Debt Service Amount (as defined below), the Property Level Original Balance (as defined below) and the Cut-off Date. At the request of representatives of the respective Mortgage Loan Sellers, Cut-off Date Balance – Property Level differences of one dollar or less were noted to be “in agreement” for purposes of this report.

For purposes of Characteristic 30:

●	Property Level Monthly Debt Service Amount shall mean the product of (a) the Monthly Debt Service Amount of the related Mortgage Loan and (b) the quotient of (i) the Property Level Original Balance (as defined below) over (ii) the Original Balance of the related Mortgage Loan.
●	Property Level Original Balance shall mean either (a) the original balance of the respective mortgaged property as set forth on the Note/Mortgage/Loan Agreement or (b) to the extent the original balance of the respective mortgaged property is not stated on the related Note/Mortgage/Loan Agreement, the product of (i) the Original Balance of the related Mortgage Loan and (ii) the Property Level Share (as defined below).
●	Property Level Share shall mean the quotient of (a) the As-Is Appraised Value of the respective mortgaged property over (b) the aggregate As-Is Appraised Value of all mortgaged properties for the respective Mortgage Loan.

With respect to Characteristic 31, we recomputed the Cut-off Date Balance Per Unit/SF by dividing the (i) Cut-off Date Balance - Loan Level by (ii) No. of Units. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance - Loan Level and aggregate No. of Units of the related cross collateralized loans. With respect to any Mortgage Loan which is part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 32, we recomputed the Balloon Payment, assuming, at your request, no prepayments of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Maturity Date or Anticipated Repayment Date, Monthly Debt Service Amount and Original Balance. At the request of representatives of the respective Mortgage Loan Sellers, Balloon Payment differences of one dollar or less were noted to be “in agreement” for purposes of this report.

With respect to Characteristic 37, we recomputed the Amortization Term (Original) using the Mortgage Rate, Original Balance, Monthly Debt Service Amount and a 30/360 Interest Accrual Basis. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

Appendix A

With respect to Characteristic 38, we recomputed the Amortization Term (Remaining) by subtracting the Seasoning from the Amortization Term (Original). With respect to those Mortgage Loans with a Loan Amortization Type of “Interest-only, Amortizing Balloon” or “Interest-only, Amortizing ARD,” for purposes of the procedure indicated herein, the Seasoning is reduced by (but to a result not less than zero) the IO Period. This procedure was not performed for those Mortgage Loans with a Loan Amortization Type of “Interest-only, Balloon” or “Interest-only, ARD.”

With respect to Characteristic 39, we recomputed the Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 40, we recomputed the Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Maturity Date or Anticipated Repayment Date.

With respect to Characteristic 42, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date.

With respect to Characteristic 55, we recomputed the Original LTV by dividing the (i) Original Balance by (ii) As-Is Appraised Value. With respect to the Mortgage Loans identified on the Data File as “The Refinery” and “Fairfield Inn & Suites - Huntsville,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Original Balance and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Original Balance and (2) the original balance of the related pari passu companion loan(s) (as set forth on the Loan Agreement).

With respect to Characteristic 56, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Cut-off Date Balance - Loan Level by (ii) As-Is Appraised Value. With respect to the Mortgage Loans identified on the Data File as “The Refinery” and “Fairfield Inn & Suites - Huntsville,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Cut-off Date Balance - Loan Level and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 57, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Balloon Payment by (ii) As-Is Appraised Value. With respect to the Mortgage Loans identified on the Data File as “The Refinery” and “Fairfield Inn & Suites - Huntsville,” we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Stabilized Appraised Value. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate Balloon Payment and aggregate As-Is Appraised Value of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the sum of (1) the Balloon Payment and (2) the balloon payment of the related pari passu companion loan(s) (as recalculated herein). Assuming, at your request, no prepayment of principal, we computed the balloon payment of the related pari passu companion loan(s) using the First Payment Date, Interest

Appendix A

Accrual Basis, Mortgage Rate, IO Period (if applicable) and Maturity Date or Anticipated Repayment Date and original balance of the related pari passu companion loan(s) (each as set forth on the Loan Agreement) and the monthly debt service amount of the related pari passu companion loan (s) (as derived from the Loan Agreement).

With respect to Characteristic 58, we recomputed the UW NOI DSCR by dividing the (i) UW NOI by (ii) the annualized Monthly Debt Service Amount. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 59, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) the annualized Monthly Debt Service Amount. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate annualized Monthly Debt Service Amount of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the sum of the annualized Monthly Debt Service Amount and the annualized monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement).

With respect to Characteristic 60, we recomputed the Cut-off Date UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Cut-off Date Balance - Loan Level. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NOI and aggregate Cut-off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 61, we recomputed the Cut-off Date UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Cut-off Date Balance - Loan Level. With respect to a cross collateralized loan, if any (as set forth on the Note/Mortgage/Loan Agreement), this procedure was performed with the aggregate UW NCF and aggregate Cut-off Date Balance - Loan Level of the related cross collateralized loans. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (ii) of this procedure with the Total Pari Passu Cut-Off Date Balance.

With respect to Characteristic 178, we recomputed the Total Pari Passu Cut-Off Date Balance, assuming, at your request, no prepayments of principal, using the (i) First Payment Date, (ii) Interest Accrual Basis, (iii) Mortgage Rate, (iv) IO Period (if applicable), (v) sum of the (1) Monthly Debt Service Amount and (2) monthly debt service amount of the related pari passu companion loan(s) (as set forth on the Loan Agreement), (vi) sum of the (1) Original Balance and (2) original balance of the related pari passu companion loan(s) (as set forth on the Loan Agreement) and (vii) Cut-off Date. At the request of representatives of the respective Mortgage Loan Seller, Total Pari Passu Cut-Off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. No procedure was performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 179, we recomputed the Trust Component % of Pari Passu by dividing the (i) Cut-Off Date Balance - Loan Level by (ii) Total Pari Passu Cut-Off Date Balance. No procedure was

Appendix A

performed for those Mortgage Loans which are not part of a pari passu loan combination (as set forth on the Loan Agreement).

With respect to Characteristic 185, we recomputed the Whole Loan Cut-Off Date Balance as the sum of the (i) Cut-Off Date Balance – Loan Level and (ii) Subordinate Secured Debt Cut-Off Date Balance. With respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), we were instructed by representatives of the related Mortgage Loan Seller to replace clause (i) of this procedure with the Total Pari Passu Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 186, we recomputed the Whole Loan Debt Service as the sum of (i) the Monthly Debt Service Amount, (ii) the Additional Debt - Debt Service related to the subordinate secured debt and (iii) with respect to any Mortgage Loan which is a part of a pari passu loan combination (as set forth on the Loan Agreement), the monthly debt service amount of the related pari passu companion loan(s) (as derived from the Loan Agreement). This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 187, we recomputed the Whole Loan Cut-Off Date LTV Ratio by dividing the Whole Loan Cut-off Date Balance by As-Is Appraised Value. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 188, we recomputed the Whole Loan UW NOI DSCR by dividing the (i) UW NOI by (ii) the annualized Whole Loan Debt Service. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 189, we recomputed the Whole Loan UW NCF DSCR by dividing the (i) UW NCF by (ii) the annualized Whole Loan Debt Service. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 190, we recomputed the Whole Loan Cut-off Date UW NOI Debt Yield by dividing the UW NOI by the Whole Loan Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 191, we recomputed the Whole Loan Cut-off Date UW NCF Debt Yield by dividing the UW NCF by the Whole Loan Cut-Off Date Balance. This procedure was only performed for those Mortgage Loans with subordinate secured debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 195, we recomputed the Mezzanine Debt Cut-Off Date Balance, assuming, at your request, no prepayments of principal, using the (i) mezzanine debt first payment date (as set forth on the Subordinate Loan Agreement), (ii) Additional Debt - Interest Accrual Basis, (iii) Additional Debt - Mortgage Rate related to the mezzanine debt, (iv) Additional Debt - IO Period (if applicable), (v) Additional Debt - Debt Service related to the mezzanine debt, (vi) Mezzanine Debt Original Balance and (vii) Cut-off Date. With respect to the Mortgage Loans identified on the Data File as “Columbia Park Shopping Center” and “First Stamford Place,” we recomputed the Mezzanine Debt Cut-Off Date Balance, assuming, at your request no prepayments of principal, by subtracting the total mezzanine scheduled principal payments, if any, from the mezzanine debt first payment date to and inclusive of the Cut-Off Date (as derived from the Subordinate Loan Agreement) from the Mezzanine Debt Original Balance. At the request of representatives of the respective Mortgage Loan Sellers, Mezzanine Debt Cut-off Date Balance differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans with mezzanine debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 199, we recomputed the Additional Debt - Debt Service as one twelfth of the product of (i) the Subordinate Secured Debt Original Balance or Mezzanine Debt Original Balance, as applicable, (ii) the related Additional Debt - Mortgage Rate and (iii) a fraction equal to 365/360. With respect to the Mortgage Loans identified on the Data File as “Columbia Park Shopping Center” and “First Stamford Place,” we were instructed by representatives of the related Mortgage Loan Seller to recompute the Additional Debt - Debt Service as the average of the scheduled monthly debt service payments for the 12-month period from and after the payment date immediately following the Cut-off Date (as derived from the Subordinate Loan Agreement). With respect to the Mortgage Loan identified on the Data File as “Crowne Plaza JFK,” we compared the Additional Debt - Debt Service to the corresponding information set forth on the Subordinate Loan Agreement. This

Appendix A

procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 205, we recomputed the Additional Debt – Balloon Payment, assuming, at your request, no prepayments of principal using the (i) mezzanine debt first payment date (as set forth on the Subordinate Loan Agreement), (ii) Additional Debt - Interest Accrual Basis, (iii) Additional Debt - Mortgage Rate related to the mezzanine debt, (iv) Additional Debt - IO Period (if applicable), (v) Additional Debt - Debt Service related to the mezzanine debt, (vi) Mezzanine Debt Original Balance and (viii) Additional Debt - Maturity Date or Anticipated Repayment Date related to the mezzanine debt. With respect to the Mortgage Loans identified on the Data File as “Columbia Park Shopping Center” and “First Stamford Place,” we recomputed the Additional Debt – Balloon Payment, assuming, at your request no prepayments of principal, by subtracting the total mezzanine scheduled principal payments from the mezzanine debt first payment date to and inclusive of the Additional Debt - Maturity Date or Anticipated Repayment from the Mezzanine Debt Original Balance. At the request of representatives of the respective Mortgage Loan Sellers, Additional Debt – Balloon Payment differences of one dollar or less were noted to be “in agreement” for purposes of this report. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 207, we recomputed the Additional Debt - Amortization Term (Remaining) by subtracting the Additional Debt - Seasoning from the Additional Debt - Amortization Term (Original). With respect to the Mortgage Loan identified on the Data File as “First Stamford Place,” we compared the Additional Debt – Amortization Term (Remaining) to the corresponding information derived from the Subordinate Note/Subordinate Loan Agreement/Loan Agreement. This procedure was only performed for those Mortgage Loans with Additional Debt – Loan Amortization Type of “Amortizing Balloon,” “Interest-only, Amortizing Balloon” or “Interest-only, Fully Amortizing.”

With respect to Characteristic 208, we recomputed the Additional Debt – Loan Term (Original) by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 209, we recomputed the Additional Debt – Loan Term (Remaining) by determining the number of payment dates from and exclusive of the Cut-off Date to and inclusive of the Additional Debt – Maturity Date or Anticipated Repayment Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

Appendix A

With respect to Characteristic 211, we recomputed the Additional Debt – Seasoning by determining the number of payment dates from and inclusive of the additional debt first payment date (as set forth on the Subordinate Note/Subordinate Loan Agreement) to and inclusive of the Cut-off Date. This procedure was only performed for those Mortgage Loans with subordinate secured debt or mezzanine debt (each as ascertained from the Note/Mortgage/Loan Agreement).

With respect to Characteristic 272, we recomputed the Scheduled Interest Amount as the product of (i) Report Period Beginning Schedule Loan Balance Amount (ii) the Mortgage Rate, (iii) the number of calendar days from and inclusive of the Payment Due Date in July 2017 to and exclusive of the Payment Due Date in August 2017 and (iv) a fraction equal to 1/360. With respect to those Mortgage Loans with a First Payment Date occurring in September 2017 or later, we were instructed by representatives of the Company to replace the results of this procedure with “$0”.

With respect to Characteristic 273, we recomputed the Scheduled Principal Amount by subtracting the Scheduled Interest Amount from the Monthly Debt Service Amount. This procedure was only performed for those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon.” With respect to those Mortgage Loans with a First Payment Date occurring in September 2017 or later, we were instructed by representatives of the Company to replace the results of this procedure with “$0”.

With respect to Characteristic 274, we recomputed the Periodic Principal and Interest Payment Securitization Amount as (i) the product of (1) the Cut-Off Date Balance – Loan Level, (2) the Mortgage Rate, (3) the number of calendar days from and inclusive of Payment Due Date in August 2017 to and exclusive of Payment Due Date in September 2017 and (4) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning equal to zero and (ii) the product of (1) the Report Period Beginning Schedule Loan Balance Amount, (2) the Mortgage Rate, (3) the number of calendar days from and inclusive of Payment Due Date in August 2017 to and exclusive of Payment Due Date in September 2017 and (4) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning greater than zero. With respect to those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” we compared the Periodic Principal and Interest Payment Securitization Amount to the Monthly Debt Service Amount.

With respect to Characteristic 275, we recomputed the Total Scheduled Principal Interest Due Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Mortgage Rate, (iii) the number of calendar days from and inclusive of Payment Due Date in July 2017 to and exclusive of Payment Due Date in September 2017 and (iv) a fraction equal to 1/360 for those Mortgage Loans with a Seasoning greater than zero. With respect to those Mortgage Loans with a Seasoning equal to zero, we were instructed by representatives of the Company to replace the results of this procedure with “$0.” With respect to those Mortgage Loans with a Loan Amortization Type of “Amortizing Balloon,” we compared the Total Scheduled Principal Interest Due Amount to the Monthly Debt Service Amount.

With respect to Characteristic 345, we recomputed the Report Period Beginning Schedule Loan Balance Amount, assuming, at your request, no prepayment of principal, using the First Payment Date, Interest Accrual Basis, Mortgage Rate, IO Period (if applicable), Monthly Debt Service Amount, Original Balance and the Payment Due Date in August 2017. With respect to those Mortgage Loans with a First Payment Date occurring in September 2017 or later, we were instructed by representatives of the Company to compare the Report Period Beginning Schedule Loan Balance Amount to the Original Balance.

With respect to Characteristic 346, we compared the Report Period End Actual Balance Amount to the Cut-Off Date Balance – Loan Level.

The Appraisal Report, Engineering Report, Capital Expenditure Schedule, Insurance Confirmation, USPS.com, Phase I Report, Phase II Report, Borrower Rent Roll, UW Rent Roll, Lease Estoppel, Extension Agreement, Note, Note Splitter, Draft Note, Mortgage, Loan Agreement (including the Notice of Loan Conversion Election, if any), Deed of Trust, Electronic Underwriting File, Title Policy, Assignment of Mortgage, Ground Lease, Ground Lease Abstract, Tenants in Common Agreement,

Appendix A

Attorney Opinion Letter, Cash Management Agreement, Lockbox Agreement, Management Agreement, Indemnification Agreement, Guaranty, Closing Statement, Servicing Statement or Printout, Letter of Credit, Insurance Certificates, Insurance Summaries, Master Lease, Seismic Report, Zoning Report, Subordinate Note, Subordinate Loan Agreement, Environmental Insurance Certificates, Environmental Insurance Summaries, EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 and any other related documents or correspondences that were provided to us by representatives of the Mortgage Loan Sellers in support of the Characteristics in this Appendix A are collectively referred to as the “Source Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Source Documents and we make no representations as to the accuracy or completeness of any of the information contained therein. In certain instances, our comparisons and recalculations were made using photocopies or faxed copies of the Source Documents. In addition, we make no representations as to whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Loans.

Appendix B

Missing Source Document

Property Name	Missing Source Document
iStar Leased Fee Portfolio	Note Splitter